Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	£ 3,167	£ 3,192
Present value of defined benefit obligation	(2,683)	(2,637)
Net pension asset/(liability)	484	555
Other post-retirement medical benefit obligation	(21)	(25)
Other pension accruals	(8)	(10)
Net retirement benefit asset	455	520
Retirement benefit assets	499	581
Retirement benefit obligations	(44)	(61)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	3,060	3,088
Present value of defined benefit obligation	(2,569)	(2,514)
Net pension asset/(liability)	491	574
Other funded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	107	104
Present value of defined benefit obligation	(99)	(106)
Net pension asset/(liability)	8	(2)
Other unfunded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	0	0
Present value of defined benefit obligation	(15)	(17)
Net pension asset/(liability)	£ (15)	£ (17)